Income Taxes - Summary of Tax Loss Carryforwards Expiration (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 88,041
Without expiration dates	66,803
TOTAL	88,041
Expires 2020 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	6,990
Thereafter [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 14,248